Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 65.03%
Communication services: 6.94%
Diversified telecommunication services: 2.10%
CenturyLink Incorporated	6.75%	12-1-2023	$ 7,000,000	$ 7,713,650
CommScope Holding Company Incorporated 144A	5.50	3-1-2024	3,370,000	3,466,719
Level 3 Financing Incorporated 144A	4.63	9-15-2027	525,000	539,262
Level 3 Financing Incorporated	5.38	5-1-2025	3,515,000	3,592,717
Lumen Technologies Incorporated	7.50	4-1-2024	3,915,000	4,384,800
				19,697,148
Entertainment: 1.39%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	11,890,000	12,106,517
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	805,000	888,519
				12,995,036
Media: 2.96%
Cinemark USA Incorporated 144A	8.75	5-1-2025	6,745,000	7,335,188
Compression Partners LP	6.88	9-1-2027	1,260,000	1,322,622
CSC Holdings LLC 144A	5.50	4-15-2027	850,000	892,500
DISH DBS Corporation	5.00	3-15-2023	4,150,000	4,310,813
DISH DBS Corporation	5.88	7-15-2022	4,835,000	5,028,400
Townsquare Media Incorporated 144A	6.88	2-1-2026	8,295,000	8,761,594
				27,651,117
Wireless telecommunication services: 0.49%
Sprint Corporation	7.88	9-15-2023	4,080,000	4,623,089
Consumer discretionary: 12.84%
Auto components: 0.89%
Clarios Global LP 144A	6.75	5-15-2025	3,348,000	3,586,545
Goodyear Tire & Rubber Company	5.00	5-31-2026	4,624,000	4,748,339
				8,334,884
Automobiles: 1.65%
Ford Motor Company	4.13	8-17-2027	4,600,000	4,807,000
Ford Motor Company	8.50	4-21-2023	8,480,000	9,465,800
Ford Motor Company	9.00	4-22-2025	975,000	1,191,226
				15,464,026
Commercial services & supplies: 0.53%
Aramark Services Incorporated 144A	6.38	5-1-2025	4,655,000	4,945,938
Diversified consumer services: 0.05%
Service Corporation International	8.00	11-15-2021	445,000	459,685
Hotels, restaurants & leisure: 4.51%
Carnival Corporation 144A	10.50	2-1-2026	4,555,000	5,372,076
Carnival Corporation 144A	9.88	8-1-2027	400,000	469,084
Carnival Corporation 144A	11.50	4-1-2023	5,745,000	6,573,372
NCL Corporation Limited 144A	12.25	5-15-2024	11,500,000	13,915,000
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	5,600,000	6,194,720
See accompanying notes to portfolio of investments

Wells Fargo Short-Term High Yield Bond Fund  |  1

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure (continued)
Royal Caribbean Cruises Limited 144A	10.88%	6-1-2023	$ 425,000	$ 487,688
Royal Caribbean Cruises Limited 144A	11.50	6-1-2025	7,895,000	9,138,463
				42,150,403
Household durables: 1.20%
KB Home Class B	7.50	9-15-2022	8,055,000	8,659,125
Newell Brands Incorporated	4.35	4-1-2023	2,429,000	2,553,365
				11,212,490
Internet & direct marketing retail: 0.68%
QVC Incorporated	4.38	3-15-2023	6,070,000	6,370,708
Leisure products: 0.13%
Mattel Incorporated 144A	3.38	4-1-2026	1,150,000	1,191,975
Multiline retail: 1.42%
Macy's Incorporated	3.63	6-1-2024	156,000	159,693
Macy's Incorporated «	4.38	9-1-2023	2,350,000	2,420,500
Macy's Incorporated 144A	8.38	6-15-2025	9,720,000	10,740,600
				13,320,793
Specialty retail: 1.70%
L Brands Incorporated	5.63	10-15-2023	1,520,000	1,649,200
L Brands Incorporated 144A	9.38	7-1-2025	5,860,000	7,466,519
Penske Automotive Group Incorporated	3.50	9-1-2025	275,000	283,305
The Gap Incorporated 144A	8.63	5-15-2025	5,930,000	6,545,238
				15,944,262
Textiles, apparel & luxury goods: 0.08%
Levi Strauss & Company	5.00	5-1-2025	725,000	739,652
Consumer staples: 0.82%
Food products: 0.82%
B&G Foods Incorporated	5.25	4-1-2025	700,000	719,250
CHS Incorporated 144A	6.63	2-15-2025	6,610,000	6,957,025
				7,676,275
Energy: 13.07%
Energy equipment & services: 1.08%
Oceaneering International Incorporated	4.65	11-15-2024	9,775,000	9,799,438
USA Compression Partners LP	6.88	4-1-2026	275,000	288,736
				10,088,174
Oil, gas & consumable fuels: 11.99%
Antero Midstream Company	5.38	9-15-2024	10,170,000	10,442,556
Apache Corporation	4.63	11-15-2025	1,535,000	1,628,988
Archrock Partners LP 144A	6.88	4-1-2027	250,000	265,000
Buckeye Partners LP	4.15	7-1-2023	750,000	775,673
Continental Resources Incorporated	4.50	4-15-2023	1,625,000	1,696,500
Crestwood Midstream Partners LP	5.75	4-1-2025	4,265,000	4,370,346
DCP Midstream Operating LP	5.38	7-15-2025	8,640,000	9,464,256
EnLink Midstream Partners LP	4.15	6-1-2025	13,245,000	13,516,787
Enviva Partners LP 144A	6.50	1-15-2026	12,060,000	12,638,880
See accompanying notes to portfolio of investments

2  |  Wells Fargo Short-Term High Yield Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
EQT Corporation	7.63%	2-1-2025	$ 1,981,000	$ 2,313,610
Murphy Oil Corporation	6.88	8-15-2024	7,000,000	7,168,000
New Fortress Energy Incorporated 144A	6.50	9-30-2026	4,580,000	4,608,625
Occidental Petroleum Corporation (3 Month LIBOR +1.45%) ±	1.61	8-15-2022	3,215,000	3,190,941
Occidental Petroleum Corporation	8.00	7-15-2025	7,165,000	8,426,828
Ovintiv Exploration Incorporated	3.90	11-15-2021	3,520,000	3,536,493
Ovintiv Exploration Incorporated	5.75	1-30-2022	2,055,000	2,122,948
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	10,825,000	10,879,125
Southwestern Energy Company	6.45	1-23-2025	1,755,000	1,922,111
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	410,000	418,081
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	6,405,000	6,993,235
Western Gas Partners LP	3.95	6-1-2025	1,500,000	1,556,250
Western Gas Partners LP	4.65	7-1-2026	4,000,000	4,265,120
				112,200,353
Financials: 7.96%
Consumer finance: 3.50%
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	6,345,000	6,741,563
Navient Corporation	7.25	9-25-2023	3,375,000	3,699,844
SLM Corporation	5.50	1-25-2023	8,900,000	9,311,625
Springleaf Finance Corporation	6.13	3-15-2024	2,500,000	2,693,750
Springleaf Finance Corporation	7.13	3-15-2026	350,000	407,313
Springleaf Finance Corporation	8.88	6-1-2025	8,948,000	9,853,985
				32,708,080
Diversified financial services: 1.65%
DAE Funding LLC 144A	5.25	11-15-2021	6,155,000	6,231,938
United Shore Financial Services LLC 144A	5.50	11-15-2025	8,930,000	9,191,381
				15,423,319
Insurance: 0.40%
Genworth Mortgage Holding Incorporated 144A	6.50	8-15-2025	3,485,000	3,781,225
Mortgage REITs: 1.10%
Starwood Property Trust Incorporated	4.75	3-15-2025	6,520,000	6,799,056
Starwood Property Trust Incorporated	5.00	12-15-2021	3,308,000	3,329,734
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	190,000	198,788
				10,327,578
Thrifts & mortgage finance: 1.31%
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	10,983,000	11,079,101
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	1,130,000	1,149,775
				12,228,876
Health care: 4.70%
Health care providers & services: 4.70%
HealthSouth Corporation	5.13	3-15-2023	5,897,000	5,902,897
Magellan Health Incorporated	4.90	9-22-2024	13,815,000	15,162,653
Molina Healthcare Incorporated	5.38	11-15-2022	6,800,000	7,107,496
See accompanying notes to portfolio of investments

Wells Fargo Short-Term High Yield Bond Fund  |  3

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services (continued)
Select Medical Corporation 144A	6.25%	8-15-2026	$ 8,766,000	$ 9,242,695
Tenet Healthcare Corporation	4.63	7-15-2024	6,485,000	6,578,384
				43,994,125
Industrials: 9.41%
Aerospace & defense: 1.99%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	1,000,000	1,023,750
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	11,398,000	12,010,643
TransDigm Incorporated 144A	8.00	12-15-2025	5,000,000	5,408,050
TransDigm Incorporated 144A	6.25	3-15-2026	150,000	158,112
				18,600,555
Airlines: 3.31%
American Airlines Group Incorporated 144A	5.00	6-1-2022	5,330,000	5,316,675
American Airlines Group Incorporated 144A	5.50	4-20-2026	7,800,000	8,209,500
Delta Air Lines Incorporated 144A	4.50	10-20-2025	5,065,000	5,468,937
Delta Air Lines Incorporated 144A	7.00	5-1-2025	750,000	872,122
Hawaiian Airlines Incorporated	3.90	7-15-2027	2,952,772	2,863,003
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	4,625,000	5,077,325
United Airlines Incorporated 144A	4.38	4-15-2026	1,680,000	1,740,900
United Airlines Pass-Through Trust Certificates Series 2020-1 Class B	4.88	7-15-2027	1,363,553	1,451,765
				31,000,227
Commercial services & supplies: 1.95%
Corecivic Incorporated	8.25	4-15-2026	4,005,000	3,907,278
Covanta Holding Corporation	5.88	7-1-2025	1,575,000	1,626,188
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	12,427,000	12,722,141
				18,255,607
Construction & engineering: 0.33%
Taylor Morrison Communities Incorporated 144A	5.88	4-15-2023	2,870,000	3,063,725
Electronic equipment, instruments & components: 0.15%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	1,285,000	1,387,729
Machinery: 0.02%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	175,000	187,250
Road & rail: 0.45%
Uber Technologies Incorporated 144A	8.00	11-1-2026	3,890,000	4,200,383
Trading companies & distributors: 1.21%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	10,936,000	11,346,100
Information technology: 2.59%
IT services: 1.65%
Sabre GLBL Incorporated 144A	9.25	4-15-2025	11,665,000	13,648,050
Square Incorporated 144A	2.75	6-1-2026	1,760,000	1,774,256
				15,422,306
Software: 0.46%
NortonLifeLock Incorporated 144A	5.00	4-15-2025	4,235,000	4,280,315
See accompanying notes to portfolio of investments

4  |  Wells Fargo Short-Term High Yield Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology hardware, storage & peripherals: 0.48%
Dell International LLC 144A	7.13%	6-15-2024	$ 4,400,000	$ 4,488,000
Materials: 2.88%
Chemicals: 0.52%
Kraton Polymers LLC 144A	4.25	12-15-2025	4,780,000	4,840,897
Containers & packaging: 0.70%
Sealed Air Corporation 144A	5.13	12-1-2024	1,330,000	1,448,038
Sealed Air Corporation 144A	5.25	4-1-2023	4,835,000	5,094,881
				6,542,919
Metals & mining: 1.13%
Cleveland-Cliffs Incorporated 144A	6.75	3-15-2026	3,715,000	4,012,089
Cleveland-Cliffs Incorporated 144A	9.88	10-17-2025	5,567,000	6,513,696
				10,525,785
Paper & forest products: 0.53%
Clearwater Paper Corporation 144A	5.38	2-1-2025	4,735,000	4,995,425
Real estate: 1.53%
Equity REITs: 1.53%
Service Properties Trust Company	4.35	10-1-2024	10,500,000	10,313,573
Service Properties Trust Company	7.50	9-15-2025	3,580,000	4,001,812
				14,315,385
Utilities: 2.29%
Electric utilities: 0.29%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	2,575,000	2,728,213
Independent power & renewable electricity producers: 2.00%
NSG Holdings LLC 144A	7.75	12-15-2025	504,190	539,483
TerraForm Power Operating LLC 144A	4.25	1-31-2023	13,268,000	13,656,752
Vistra Operations Company LLC 144A	5.63	2-15-2027	4,300,000	4,461,250
				18,657,485
Total Corporate bonds and notes (Cost $594,834,358)				608,367,517

	Shares
Investment companies: 0.87%
Exchange-traded funds: 0.87%
PIMCO 0-5 Year High Yield Corporate Bond ETF «	82,000	8,143,420
Total Investment companies (Cost $8,043,118)		8,143,420

			Principal
Loans: 22.90%
Communication services: 4.49%
Media: 3.48%
CSC Holdings LLC (3 Month LIBOR +2.25%) ±	2.38	1-15-2026	$ 2,419,313	2,390,886
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	2.60	4-15-2027	10,787,815	10,714,998
See accompanying notes to portfolio of investments

Wells Fargo Short-Term High Yield Bond Fund  |  5

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Media (continued)
Diamond Sports Group LLC (1 Month LIBOR +3.25%) ±	3.35%	8-24-2026	$ 8,701,658	$ 6,229,865
Hubbard Radio LLC (3 Month LIBOR +4.25%) ±	5.25	3-28-2025	2,851,924	2,799,649
Nexstar Broadcasting Incorporated (1 Month LIBOR +2.50%) ±	2.61	9-18-2026	5,875,000	5,854,614
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	2.60	1-31-2028	4,615,000	4,586,156
				32,576,168
Wireless telecommunication services: 1.01%
Consolidated Communications Holdings Incorporated (1 Month LIBOR +3.50%) ±	4.25	10-2-2027	4,214,991	4,215,749
SBA Senior Finance II LLC (1 Month LIBOR +1.75%) ±	1.85	4-11-2025	5,266,033	5,228,749
				9,444,498
Consumer discretionary: 1.85%
Auto components: 0.41%
Clarios Global LP (1 Month LIBOR +3.25%) ±	3.34	4-30-2026	3,851,972	3,831,518
Hotels, restaurants & leisure: 0.30%
Carnival Corporation (1 Month LIBOR +7.50%) ±	8.50	6-30-2025	1,210,850	1,214,882
Carnival Corporation 2021 Term Loan B (1 Month LIBOR +3.75%) <±	3.75	6-30-2025	690,000	692,298
CCM Merger Incorporated (1 Month LIBOR +3.75%) ±	3.75	11-4-2025	906,691	907,371
				2,814,551
Specialty retail: 1.14%
Great Outdoors Group LLC (1 Month LIBOR +4.25%) ±	5.00	3-6-2028	3,722,500	3,747,627
Rent-A-Center Incorporated (1 Month LIBOR +4.00%) ±	4.75	2-17-2028	3,880,000	3,901,030
Sally Beauty Holdings Incorporated (3 Month LIBOR +2.25%) ±	2.35	7-5-2024	3,043,299	3,039,495
				10,688,152
Energy: 0.96%
Oil, gas & consumable fuels: 0.96%
Apergy Corporation (1 Month LIBOR +5.00%) ±	6.00	6-3-2027	7,714,637	7,859,286
NGPL Holdco LLC (1 Month LIBOR +3.75%) ±	4.75	4-14-2028	1,145,000	1,145,721
				9,005,007
Financials: 1.80%
Diversified financial services: 1.80%
Delos Finance SARL (3 Month LIBOR +1.75%) ±	1.95	10-6-2023	6,905,500	6,896,868
Resolute Investment Managers Incorporated (1 Month LIBOR +3.75%) ±	4.75	4-30-2024	2,110,000	2,112,638
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.00%) ±	4.50	5-30-2025	7,860,000	7,793,662
				16,803,168
See accompanying notes to portfolio of investments

6  |  Wells Fargo Short-Term High Yield Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Health care: 3.27%
Health care equipment & supplies: 1.20%
Oorth Clinical Diagnistics SA Term Loan (3 Month LIBOR +3.00%) ±	3.11%	6-30-2025	$ 4,520,000	$ 4,520,000
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) <±	4.50	8-31-2026	6,690,581	6,698,945
				11,218,945
Health care providers & services: 0.88%
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	3.75	3-2-2028	389,158	389,403
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) <±	4.50	2-18-2028	2,445,481	2,447,022
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) <±	4.50	2-18-2028	81,516	81,567
Select Medical Corporation (3 Month LIBOR +2.25%) ±	2.37	3-6-2025	5,319,589	5,274,691
				8,192,683
Health care technology: 0.48%
Project Ruby Ultimate Parent Corporation (1 Month LIBOR +3.25%) ±	4.00	3-3-2028	4,540,000	4,529,376
Pharmaceuticals: 0.71%
Bausch Health Companies Incorporated (3 Month LIBOR +3.00%) ±	3.09	6-2-2025	6,646,901	6,618,651
Industrials: 6.09%
Aerospace & defense: 0.76%
Rexnord LLC (1 Month LIBOR +1.75%) ±	1.84	8-21-2024	5,781,250	5,771,942
Spirit AeroSystems Holdings Incorporated (1 Month LIBOR +5.25%) ±	6.00	1-15-2025	1,311,713	1,319,911
				7,091,853
Airlines: 3.06%
AAdvantage American Airlines Incorporated (1 Month LIBOR +4.75%) ±	5.50	4-20-2028	7,050,000	7,261,500
JetBlue Airways Corporation (1 Month LIBOR +5.25%) ±	6.25	6-17-2024	4,259,679	4,351,987
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	9,375,000	9,998,438
SkyMiles IP Limited (3 Month LIBOR +3.75%) ±	4.75	10-20-2027	5,555,000	5,818,251
United Airlines Incorporated (1 Month LIBOR +3.75%) ±	4.50	4-21-2028	1,155,000	1,165,106
				28,595,282
Commercial services & supplies: 1.33%
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	1.84	3-11-2025	6,611,734	6,525,517
GFL Environmental Incorporated (1 Month LIBOR +3.00%) ±	3.50	5-30-2025	2,618,438	2,623,177
KAR Auction Services Incorporated (1 Month LIBOR +2.25%) ±	2.38	9-19-2026	3,410,388	3,333,654
				12,482,348
Industrial conglomerates: 0.36%
Werner Finco LP (3 Month LIBOR +4.00%) ±	5.00	7-24-2024	3,421,137	3,421,137
Machinery: 0.08%
Alliance Laundry Systems LLC (1 Month LIBOR +3.50%) ±	3.50	10-8-2027	710,486	711,878
See accompanying notes to portfolio of investments

Wells Fargo Short-Term High Yield Bond Fund  |  7

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Professional services: 0.19%
The Dun & Bradstreet Corporation (1 Month LIBOR +3.25%) ±	3.25%	2-6-2026	$ 1,795,964	$ 1,789,875
Road & rail: 0.31%
Uber Technologies Incorporated (1 Month LIBOR +3.50%) ±	3.59	4-4-2025	2,907,526	2,905,956
Information technology: 1.16%
IT services: 0.27%
Sabre GLBL Incorporated (1 Month LIBOR +4.00%) ±	4.75	12-17-2027	2,478,788	2,491,181
Semiconductors & semiconductor equipment: 0.89%
ON Semiconductor Corporation (1 Month LIBOR +2.00%) ±	2.09	9-19-2026	8,331,376	8,318,629
Materials: 2.88%
Chemicals: 0.31%
Ineos US Finance LLC (3 Month LIBOR +2.00%) ±	2.09	4-1-2024	2,883,723	2,852,319
Containers & packaging: 2.18%
Flex Acquisition Company Incorporated (3 Month LIBOR +3.25%) ±	3.45	6-29-2025	3,650,000	3,607,405
Flex Acquisition Company Incorporated (1 Month LIBOR +3.50%) ±	4.00	2-23-2028	8,492,229	8,442,210
Graham Packaging Company Incorporated (1 Month LIBOR +3.00%) ±	3.75	8-4-2027	4,480,000	4,476,954
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	2.84	2-5-2023	3,915,000	3,904,664
				20,431,233
Paper & forest products: 0.39%
Vertical US Newco Incorporated (1 Month LIBOR +4.25%) ±	4.25	7-30-2027	3,681,523	3,693,267
Utilities: 0.40%
Electric utilities: 0.40%
ExGen Renewables IV LLC (1 Month LIBOR +2.75%) ±	3.75	12-15-2027	3,771,050	3,773,426
Total Loans (Cost $216,513,915)				214,281,101
Non-agency mortgage-backed securities: 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±±	2.65	4-25-2024	14,320	13,635
Total Non-agency mortgage-backed securities (Cost $14,181)				13,635
Yankee corporate bonds and notes: 5.57%
Communication services: 0.46%
Media: 0.46%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	2,485,000	2,553,338
Virgin Media Telecommunications Company 144A	5.50	8-15-2026	1,650,000	1,711,050
				4,264,388
Consumer discretionary: 0.10%
Automobiles: 0.10%
Stellantis NV	5.25	4-15-2023	896,000	969,373
See accompanying notes to portfolio of investments

8  |  Wells Fargo Short-Term High Yield Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Consumer staples: 0.32%
Food products: 0.32%
Cooke Omega Investments Incorporated 144A	8.50%	12-15-2022	$ 2,950,000	$ 3,031,125
Energy: 0.99%
Oil, gas & consumable fuels: 0.99%
Northriver Midstream Finance LP 144A	5.63	2-15-2026	8,990,000	9,239,562
Financials: 0.72%
Diversified financial services: 0.72%
DAE Funding LLC 144A	2.63	3-20-2025	6,710,000	6,778,710
Health care: 1.14%
Pharmaceuticals: 1.14%
Teva Pharmaceutical Finance BV	2.80	7-21-2023	7,735,000	7,662,484
Teva Pharmaceutical Finance BV	3.65	11-10-2021	3,000,000	3,015,000
				10,677,484
Industrials: 0.49%
Trading companies & distributors: 0.49%
FLY Leasing Limited	5.25	10-15-2024	4,480,000	4,575,200
Materials: 1.35%
Chemicals: 1.02%
Park Aerospace Holdings Company 144A	5.25	8-15-2022	5,690,000	5,982,120
Park Aerospace Holdings Company 144A	5.50	2-15-2024	3,275,000	3,599,343
				9,581,463
Metals & mining: 0.33%
Constellium NV Company 144A	5.75	5-15-2024	3,000,000	3,033,000
Total Yankee corporate bonds and notes (Cost $49,906,888)				52,150,305

		Yield	Shares
Short-term investments: 4.52%
Investment companies: 4.52%
Securities Lending Cash Investments LLC ♠∩∞		0.03	2,483,875	2,483,875
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	39,753,120	39,753,120
Total Short-term investments (Cost $42,236,995)				42,236,995
Total investments in securities (Cost $911,549,455)	98.89%			925,192,973
Other assets and liabilities, net	1.11			10,362,873
Total net assets	100.00%			$935,555,846

See accompanying notes to portfolio of investments

Wells Fargo Short-Term High Yield Bond Fund  |  9

Portfolio of investments—May 31, 2021 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
##	All or a portion of this security is segregated for unfunded loans.
«	All or a portion of this security is on loan.
♠	The issuer is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$991,590	$50,071,066	$(48,578,781)	$0	$0	$2,483,875		2,483,875	$1,920#
Wells Fargo Government Money Market Fund Select Class	13,625,847	450,382,261	(424,254,988)	0	0	39,753,120		39,753,120	10,717
				$0	$0	$42,236,995	4.52%		$12,637

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

10  |  Wells Fargo Short-Term High Yield Bond Fund

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Wells Fargo Short-Term High Yield Bond Fund  |  11

Notes to portfolio of investments—May 31, 2021 (unaudited)

As of May 31, 2021, the Fund had unfunded loan commitments of $5,568,431.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$608,367,517	$0	$608,367,517
Investment companies	8,143,420	0	0	8,143,420
Loans	0	195,382,913	18,898,188	214,281,101
Non-agency mortgage-backed securities	0	13,635	0	13,635
Yankee corporate bonds and notes	0	52,150,305	0	52,150,305
Short-term investments
Investment companies	42,236,995	0	0	42,236,995
Total assets	$50,380,415	$855,914,370	$18,898,188	$925,192,973
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended May 31, 2021, the Fund did not have any transfers into/out of Level 3.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Loans
Balance as of September 1, 2020	$18,559,799
Accrued Discounts (Premiums)	8,741
Realized Gain (Loss)	(6,055)
Change in Unrealized Appreciation (Depreciation)	297,490
Purchases	8,009,906
Sales	(4,638,039)
Transfers into Level 3	0
Transfers out of Level 3	(3,333,654)
Balance as of May 31, 2021	$18,898,188
Net Change in Unrealized Gain (Loss) from Investments Held at May 31, 2021	$220,280
The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

12  |  Wells Fargo Short-Term High Yield Bond Fund